STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
SCHEDULE OF SERIES B PREFERRED STOCK FOR MEZZANINE EQUITY

A roll-forward of activity is presented below for the six months ended September 30, 2025:

	Fiscal Year 2026	Fiscal Year 2025
	$	$
Balance beginning of period – March 31	2,000,290	1,488,920
Net proceeds received pursuant to the issuance of preferred shares	-	1,732,532
Recognition of derivative liabilities (Note 8)	-	(649,533)
Redemption in cash	(200,000)
Conversion into common shares	(50,000)	(285,814)
Balance end of period – September 30	1,750,290	2,286,105

A roll-forward of activity is presented below for the year ended March 31, 2025:

	2025	2024
	$	$
Balance beginning of year – March 31	1,488,920	—
Net proceeds received pursuant to the issuance of preferred shares	1,732,532	2,825,000
Recognition of derivative liabilities (Note 8)	(649,533)	(964,446)
Conversion into common shares	(571,629)	(371,634)
Balance end of year – March 31	2,000,290	1,488,920

SCHEDULE OF WARRANTS OUTSTANDING

Warrant activity during the six months ended September 30, 2025 is indicated below:

	Broker Warrants	Consultant and Noteholder Warrants	Warrants Issued on Convertible Notes	Total
As at March 31, 2025	808,927	1,438,994	868,098	3,116,019
As at September 30, 2025	808,927	1,438,994	868,098	3,116,019

Exercise Price	$0.5 to $22.5	$0.43 to $14.40	$4.18
Expiration Date	August 2026 to October 2033	March 2029 to Dec 2032	October 2027

Warrant activity during the years ended March 31, 2025 and 2024 is indicated below:

	Broker Warrants	Consultant and Noteholder Warrants	Warrants Issued on Convertible Notes	Total
As at March 31, 2023	139,865	279,341	888,277	1,307,483
Expired/cancelled	—	(25,347)	(888,277)	(913,624)
Issued	69,062	—	868,098	937,160
As at March 31, 2024	208,927	253,994	868,098	1,331,019

Expired/cancelled	—	(15,000)	—	(15,000)
Issued	600,000	1,200,000	—	1,800,000
As at March 31, 2025	808,927	1,438,994	868,098	3,116,019

Exercise Price	$ 0.5 to $22.5	$ 0.43 to $14.40	$4.18
Expiration Date	August 2026 to October 2033	March 2029 to Feb 2035	October 2027

SCHEDULE OF STOCK OPTION ACTIVITIES

The following table summarizes the stock option activities during the fiscal year ended March 31, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value(1)

Outstanding at March 31, 2024	1,239,873	$9.39	5.35	$9,705,937
Adjustment for rounding effect of Reverse Split	-	-	-	-
Granted	2,836,176	$0.5	0.02	-
Cancelled	(931,000)	9.32	4.24	-
Expired	(57,582)	$0.56	0.17	-
Forfeited	(19,637)	$0.37	2.34	-
Outstanding at March 31, 2025	3,067,830	$1.14	1.77	$1,078,756
Vested and expected to vest at March 31, 2025*	3,067,830	$1.14	1.77	$1,078,756
Vested and exercisable at March 31, 2025*	2,611,411	$1.17	0.43	$805,181

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of March 31, 2025 and fair value of common stock adjusted.
*	This includes 1,200,000 options granted to employees from the 2023 Equity Incentive Plan, discussed below.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

The following table summarizes the stock option activities during the fiscal year ended March 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value(1)

Outstanding at March 31, 2023	1,264,890	$9.29	6.30	$8,185,321
Adjustment for rounding effect of Reverse Split	12,655	-	-	-
Granted	7,210	$2.77	9.01	-

Expired	(39,520)	$3.89	3.76	-
Forfeited	(5,362)	$12.30	8.85	-
Outstanding at March 31, 2024	1,239,873	$9.39	5.35	$9,705,937
Vested and expected to vest at March 31, 2024	1,239,873	$9.32	5.35	$9,806,024
Vested and exercisable at March 31, 2024	1,134,642	$9.62	5.10	$9,320,582

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of March 31, 2024 and fair value of common stock adjusted for the Reverse Split as of March 31, 2023 of $1.48 and $2.81 per share, respectively.

SCHEDULE OF FAIR VALUE OF OPTION GRANTED USING VALUATION ASSUMPTIONS

The fair value of each option granted is estimated at the time of grant using multi-nominal lattice model using the following assumptions, for each of the respective six month periods ended September 30:

	September 30, 2025	September 30, 2024
Exercise price ($)	0.43 – 0.43	1.2
Risk free interest rate (%)	4.24 – 4.33	4.13
Expected term (Years)	1.46 – 5.00	5.5-6.5
Expected volatility (%)	113.9% - 142.2%	107.7%-109.8%
Expected dividend yield (%)	0	0
Fair value of option ($)	1.097 – 1.360	0.689-0.733
Expected forfeiture (attrition) rate (%)	0	0

The fair value of each option granted is estimated at the time of grant using multi-nominal lattice model using the following assumptions, for each of the respective years ended March 31:

	2025	2024
Exercise price ($)	0.43-0.43	2.78
Risk free interest rate (%)	4.24-4.33	3.85
Expected term (Years)	1.46-5.00	10.0
Expected volatility (%)	113.97-142.22	117.1
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	-1.097-1.360	2.3
Expected forfeiture (attrition) rate (%)	0.00	0.00